SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Apr. 06, 2026 $ / shares shares	Mar. 23, 2026	Mar. 22, 2026 CNY (¥)	Mar. 11, 2026 $ / shares	Feb. 19, 2026 USD ($)	Feb. 18, 2026 $ / shares shares	Dec. 11, 2025 $ / shares shares	Sep. 24, 2025 $ / shares shares	Jun. 24, 2025	May 23, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Feb. 20, 2023 $ / shares
SUBSEQUENT EVENTS
Stock split, conversion ratio									0.125	0.125
Ordinary shares, par value (per share)										$ 0.08			$ 0.01
Class A ordinary shares
SUBSEQUENT EVENTS
Issue of ordinary shares, Shares | shares							9,300,000	10,700,000
Ordinary shares, par value (per share)							$ 0.0001	$ 0.0001		0.0001	$ 0.0025	$ 0.0025
Share issue price per share							$ 0.58	$ 0.58
Class B ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, par value (per share)										$ 0.0001	$ 0.0025	$ 0.0025
Subsequent event
SUBSEQUENT EVENTS
Stock split, conversion ratio		0.04		0.04
Subsequent event | Loan from Industrial and Commercial Bank of China
SUBSEQUENT EVENTS
Amount of loan borrowed | ¥			¥ 3,740,000
Debt instrument term			12 months
Fixed interest rate			3.00%
Subsequent event | Class A ordinary shares
SUBSEQUENT EVENTS
Stock split, conversion ratio				0.04
Ordinary shares, par value (per share)				$ 0.0025
Subsequent event | Preference shares
SUBSEQUENT EVENTS
Stock split, conversion ratio				0.04
Subsequent event | Class B ordinary shares
SUBSEQUENT EVENTS
Stock split, conversion ratio				0.04
Ordinary shares, par value (per share)				$ 0.0025
Subsequent event | Class B ordinary shares | 2026 Equity Incentive Plan
SUBSEQUENT EVENTS
Ordinary shares, par value (per share)	$ 0.0025
Number of shares issued for services | shares	2,900,000
Subsequent event | February 2026 Offering
SUBSEQUENT EVENTS
Proceeds from issue of equity | $					$ 3
Subsequent event | February 2026 Offering | Pre-funded warrants
SUBSEQUENT EVENTS
Number of shares purchased if warrant exercises | shares						8,510,000
Purchase price per warrant						$ 0.25
Subsequent event | February 2026 Offering | Class A ordinary shares
SUBSEQUENT EVENTS
Issue of ordinary shares, Shares | shares						3,490,000
Ordinary shares, par value (per share)						$ 0.0001
Shares issuable upon option | shares						48,000,000
Share issue price per share						$ 0.25